One National Life Drive
Montpelier, VT 05604

December 12, 2007

VIA ELECTRONIC FILING
Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Sentinel Group Funds, Inc.
File No. 333-147375

Ladies and Gentlemen:

On behalf of the Registrant, this Pre-Effective Amendment No. 2 to the Registration Statement filed on Form N-14 is being filed to incorporate by reference the Registrant’s Semiannual Report for the period ending April 30, 2007.

We request that you grant acceleration of the effectiveness of this filing to December 17, 2007. Please direct any communications relating to this filing to me at (802) 229-7410.

Very truly yours,

/s/ Kerry A. Jung
Kerry A. Jung
Secretary

Enclosures